Commitments and Contingencies (Tables) - Draft Kings Inc	12 Months Ended
Dec. 31, 2019
Schedule of future minimum lease payments

Years ending December 31,
2020	$10,067
2021	8,300
2022	8,374
2023	8,292
2024	7,310
Thereafter	23,685
Total	$66,028

Schedule of obligated to make future minimum payments under the non-cancelable

Years ending December 31,
2020(a)	$74,390
2021	54,725
2022	33,885
2023	13,689
2024	4,950
Thereafter	4,100
Total	$185,739
(a) 2020 balance includes $13,880 of contingent success fees.